Schedule of Finance Leases ROU assets and Finance Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Leases
Right-of-use assets – finance lease, net	$ 216,065	$ 343,182
Finance lease liabilities, current	67,372	84,959
Finance lease liabilities, non-current	$ 114,495	$ 216,373
Weighted average remaining lease term (in years)	2 years 8 months 12 days	3 years 4 months 24 days
Weighted average discount rate	4.30%	4.40%